Property, equipment and leasehold improvement, net - Schedule of property, equipment and leasehold improvement, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 205,625		¥ 96,521
Less: accumulated depreciation	(62,470)		(22,021)
Property, equipment and leasehold improvement, net	143,155		74,500		$ 22,464
Depreciation expense	40,865	$ 6,413	19,671	¥ 2,379
Impairment charge	0		0	¥ 0
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	65,811		32,539
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	129,387		57,329
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	7,332		5,657
Electronic equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	2,224		125
Transportation equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 871		¥ 871